Income Taxes (Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of year	¥ 4,668	¥ 3,258	¥ 4,804
Increase-tax position in prior years	23	669	353
Increase-tax position in current year	1,388	2,380	806
Decrease-tax position in prior years	(41)	(455)	(784)
Settlements with taxing authorities	(1,451)	(677)	(1,804)
Lapse of statute of limitations	(105)	(507)	(117)
Balance at end of year	¥ 4,482	¥ 4,668	¥ 3,258